Offerings - Offering: 1	May 18, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,015,000
Proposed Maximum Offering Price per Unit | $ / shares	92.53
Maximum Aggregate Offering Price	$ 278,977,950
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,526.85
Offering Note

[1]
Note 1(a) – Amount Registered: Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers (i) such additional number of shares of common stock, par value $0.01 per share, of Hexcel Corporation (“Common Stock”) issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement.

Note 1(b) – Amount Registered: Represents shares of Common Stock reserved for future issuance under the Hexcel Corporation Long-Term Incentive Plan.

Note 1(c) – Proposed Maximum Offering Price Per Unit: Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee and based on the average of the high and low sales price per share of Common Stock as reported on the New York Stock Exchange on May 12, 2026, which date is within five business days prior to filing this Registration Statement.